Spin-Off	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Spin Off
41.	Spin-off

(1)
In accordance with the resolution of the Board of Directors held on June 10, 2021 and shareholders’ meeting held on October 12, 2021, the Parent Company completed the spin-off
of its business of managing investments in semiconductor, new Information and Communication Technologies(“ICT”) and making new investments on November 1, 2021, and the registration of the spin-off
was completed as of November 2, 2021. The details of the
spin-off
are as follows:

Method of spin-off	Horizontal spin-off
Company	SK Telecom Co., Ltd. (Surviving Company)
SK Square Co., Ltd. (Spin-off Company)
Effective date of spin-off	November 1, 2021

(2)	The details of financial information due to the spin-off of its business of managing investments in semiconductor, New ICT and other business and making new investments are as follows:

1)	Statements of Income
The details of profit or loss from discontinued operations for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Operating revenue and other operating income	￦	2,469,329	2,541,133	2,331,433
Revenue		2,383,083	2,536,904	2,324,285
Other income		86,246	4,229	7,148
Operating expenses:		2,396,324	2,471,519	2,311,229
Labor		824,505	897,676	840,809
Commission		349,344	244,074	235,384
Depreciation and amortization		287,412	326,417	315,678
Network interconnection		863	762	1,099
Advertising		158,512	159,589	154,715
Rent		2,754	2,115	2,254
Cost of goods sold		426,161	502,469	455,257
Others		346,773	338,417	306,033

Operating profit		73,005	69,614	20,204
Finance income		47,417	100,511	20,464
Finance costs		269,823	174,250	103,044
Gain relating to investments in subsidiaries, associates and joint ventures,		1,502,147	975,947	416,344

Profit before income tax		1,352,746	971,822	353,968
Income tax expense		205,152	155,240	37,328
Profit for the year	￦	1,147,594	816,582	316,640

2)	Statements of Cash Flows

The	details of cash flows from discontinued operations for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Cash flows from operating activities	￦	59,255	495,696	196,518
Cash flows from investing activities		(967,053)	(483,599)	(189,064)
Cash flows from investing activities		(88,872)	(22,902)	(35,395)

(3)
Subsequent to the spin-off, the Parent Company lost control over the related businesses. The spin-off was accounted for by derecognizing all related assets and liabilities. The net assets of the spin-off business as of spin-off date was recognized in Capital surplus and others. The details of assets and liabilities derecognized from the financial statements due to the spin-off
of its business of managing investments in semiconductor, New ICT and other business and making new investments are as follows:

(In millions of won)
	Amount
Current assets	￦	2,608,601
Non-current assets		19,269,615

Total assets	￦	21,878,216
Current liabilities	￦	2,161,458
Non-current liabilities		4,676,324

Total liabilities	￦	6,837,782

Net assets	￦	15,040,434

(4)
The Parent Company has obligation to jointly and severally reimburse the Parent Company’s liabilities incurred prior to the spin-off
with SK Square Co., Ltd., the
spin-off
company, in accordance with Article
530-9
(1) of Korean Commercial Act.